Note 11 - Revenue Recognition (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2019	2018	2017
United States	$58,207,966	$74,778,141	$51,558,474
Outside the United States	13,116,480	13,050,449	12,534,374
Total net sales	$71,324,446	$87,828,590	$64,092,848